ACQUISITIONS (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination

Cash used in investing activities in the year of acquisition was determined as follows:

Cash consideration	$146,438
Less: cash acquired	(9,923)
$136,515

The allocation of the purchase price at fair value was as follows:

Purchase price allocation
Cash	$9,923
Other current assets	18,945
Property, plant and equipment	1,588
Right-of-use assets	11,562
Intangible assets with a definite life
Technology	10,200
Customer relationships	44,700
Other	1,694
Intangible assets with an indefinite life
Brands	12,200
Current liabilities	(17,745)
Other long-term liabilities	(10,438)
Deferred tax liability	(15,160)
Net identifiable assets	$67,469
Residual purchase price allocated to goodwill	78,969
Purchase consideration	$146,438

Cash used in investing activities in the year of acquisition was determined as follows:

Cash consideration	$45,064
Less: cash acquired	(2,190)
$42,874

The allocation of the purchase price at fair value was as follows:

Purchase price allocation
Cash	$2,190
Other current assets	17,645
Property, plant and equipment	18,014
Right-of-use assets	3,204
Intangible assets with a definite life
Customer relationships	1,564
Other	297
Intangible assets with an indefinite life
Brands	5,213
Current liabilities	(9,093)
Other long-term liabilities	(3,204)
Net identifiable assets	$35,830
Residual purchase price allocated to goodwill	9,234
Purchase consideration	$45,064

Current assets as of the acquisition date included accounts receivable of $2,087, representing the fair value of accounts receivable expected to be collected.

The purchase cost was allocated to the underlying assets acquired and liabilities assumed based upon the estimated fair values at the date of acquisition. The fair value of the assets acquired and the liabilities assumed has been finalized. During the year ended March 31, 2026, changes to the purchase price allocation for the acquisition resulted in an increase to intangible assets of $893, a decrease to working capital of $3,638, and an increase to goodwill of $2,745.
The primary factors contributing to the recognition of goodwill include the acquired workforce and adjacent strategic capabilities, which will complement existing ATS businesses to provide comprehensive laboratory solutions. The amounts assigned to goodwill and intangible assets are expected to be 100% tax-deductible. This acquisition was accounted for as a business combination, with the Company acquiring Heidolph using the purchase method of accounting as of August 30, 2024.